Schedule of Carrying Amount and Classification of Assets and Liabilities of Water Solutions as Consolidated (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	$ 43,975	$ 11,796	$ 11,008	$ 5,582
Accounts Receivable	24,980	17,717
Inventory, Prepaid Expenses and Other	1,316	1,191
Other Property and Equipment	50,073	43,542
Accumulated Depreciation, Depletion and Amortization	(146,038)	(107,433)
Total Assets	772,710	601,551	407,085
Accounts Payable	31,134	41,558
Accrued Expenses	22,421	15,682
Senior Secured Line of Credit and Long-Term Debt	252,677
Total Liabilities	360,416	309,277
Variable Interest Entity, Primary Beneficiary | Water Solutions
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	741	374
Accounts Receivable	3,360	877
Inventory, Prepaid Expenses and Other	13	11
Other Property and Equipment	3,560	561
Wells and Facilities in Progress	221	134
Accumulated Depreciation, Depletion and Amortization	(501)	(75)
Deferred Financing Costs and Other Assets-Net	199	192
Total Assets	7,593	2,074
Accounts Payable	1,554	481
Accrued Expenses	1,036	119
Senior Secured Line of Credit and Long-Term Debt	965	100
Total Liabilities	$ 3,555	$ 700